Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Treasury shares [member]	Capital reserve [member]	Profit Reserves Legal [Member]	Statutory reserve [member]	Additional paid-in capital [member]	Other Comprehensive Income One [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance on January 1, 2021 at Dec. 31, 2018	R$ 67,100,000	R$ (440,514)	R$ 35,973	R$ 8,494,263	R$ 44,773,321	R$ 70,496	R$ 2,206,718	R$ 2,035,198	R$ 124,275,455	R$ 400,665	R$ 124,676,120
IfrsStatementLineItems [Line Items]
Net income								21,023,023	21,023,023	150,184	21,173,207
Financial assets at fair value through other comprehensive income							5,795,435		5,795,435		5,795,435
Foreign currency translation adjustment							73,867		73,867		73,867
Other							(204,538)		(204,538)		(204,538)
Comprehensive income							5,664,764	21,023,023	26,687,787	150,184	26,837,971
Increase of non-controlling shareholders' interest										8,750	8,750
Capital increase with reserves	8,000,000				(8,000,000)
Transfers to reserves				1,129,131	13,589,708			(14,718,839)
Interest on equity and dividends					(8,000,000)			(7,863,776)	(15,863,776)	(115,491)	(15,979,267)
Balance on December 31, 2021 at Dec. 31, 2019	75,100,000	(440,514)	35,973	9,623,394	42,363,029	70,496	7,871,482	475,606	135,099,466	444,108	135,543,574
IfrsStatementLineItems [Line Items]
Net income								15,836,862	15,836,862	197,099	16,033,961
Financial assets at fair value through other comprehensive income							17,591		17,591		17,591
Foreign currency translation adjustment							235,863		235,863		235,863
Other							(21,593)		(21,593)		(21,593)
Comprehensive income							231,861	15,836,862	16,068,723	197,099	16,265,822
Increase of non-controlling shareholders' interest										(3,598)	(3,598)
Capital increase with reserves	4,000,000				(4,000,000)
Transfers to reserves				827,328	10,171,278			(10,998,606)
Interest on equity and dividends								(5,547,971)	(5,547,971)	(140,453)	(5,688,424)
Acquisition of treasury shares
Balance on December 31, 2021 at Dec. 31, 2020	79,100,000	(440,514)	35,973	10,450,722	48,534,307	70,496	8,103,343	(234,109)	145,620,218	497,156	146,117,374
IfrsStatementLineItems [Line Items]
Net income								23,172,322	23,172,322	208,482	23,380,804
Financial assets at fair value through other comprehensive income							(9,163,635)		(9,163,635)		(9,163,635)
Foreign currency translation adjustment							(19,107)		(19,107)		(19,107)
Other							73,830		73,830		73,830
Comprehensive income							(9,108,912)	23,172,322	14,063,410	208,482	14,271,892
Increase of non-controlling shareholders' interest
Capital increase with reserves	4,000,000				(4,000,000)
Transfers to reserves				1,097,285	11,608,314			(12,705,599)
Interest on equity and dividends								(9,240,089)	(9,240,089)	(253,768)	(9,493,857)
Cancellation of Treasury Shares		440,514			(440,514)
Acquisition of treasury shares		(666,702)							(666,702)		(666,702)
Balance on December 31, 2021 at Dec. 31, 2021	R$ 83,100,000	R$ (666,702)	R$ 35,973	R$ 11,548,007	R$ 55,702,107	R$ 70,496	R$ (1,005,569)	R$ 992,525	R$ 149,776,837	R$ 451,870	R$ 150,228,707